Financial Instruments and Risk Management - Disclosure of Financial Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Financial Assets		$ 120,223	$ 355,168
Financial Assets Available-For-Sale
Disclosure of financial assets [line items]
Financial Assets		3,942	3,692
Other Financial Assets
Disclosure of financial assets [line items]
Financial Assets	[1]	$ 116,281	$ 351,477

[1]	Other financial assets include loans and receivables, excluding prepaid charges and statutory receivables, and includes cash and cash equivalents and restricted deposits held with banks.